Stock-Based Compensation - Additional Information (Details)	3 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) AGE $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares	8,481,554		11,913,461			11,913,461
Shares granted | shares			2,421,345
Shares granted, weighted average grant date fair value | $ / shares			$ 11.61
Unrecognized compensation cost relating to unvested restricted stock | $			$ 52,500,000			$ 52,500,000
Unrecognized compensation cost relating to unvested restricted stock, recognition period (in years)			2 years 9 months 18 days
Employer Discretionary Contribution Amount | $			$ 5,700,000	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period			5 years
Shares granted | shares	3,029,949	2,387,645	2,421,345
Shares granted, weighted average grant date fair value | $ / shares	$ 11.15	$ 11.64	$ 11.61
Compensation and benefits expense | $	$ 8,000,000.0	$ 7,800,000	$ 28,400,000	$ 30,900,000	$ 36,300,000
Unrecognized compensation cost relating to unvested restricted stock | $	$ 77,600,000
Unrecognized compensation cost relating to unvested restricted stock, recognition period (in years)	3 years 7 months 6 days
Forfeited shares | shares	59,260		528,507
Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares	307,479		446,181	418,674		477,872
Compensation and benefits expense | $	$ 586,000,000	407,000,000
Unrecognized compensation cost relating to unvested restricted stock | $	$ 6,300,000		$ 3,100,000			$ 3,100,000
Unrecognized compensation cost relating to unvested restricted stock, recognition period (in years)	2 years 1 month 6 days		1 year 9 months 18 days
Vesting rights, description			Included in this total are 446,181 shares granted during the twelve months ended December 31, 2020, which have a performance period of January 1, 2020 to December 31, 2022 and vest on April 1, 2023, subject to adjustment or forfeiture, based upon the achievement by the Company of certain performance standards. During the twelve months ended December 31, 2020, 386,983 shares were forfeited. The Company granted 418,674 PSUs during 2019, which have a performance period of January 1, 2019 to December 31, 2021 and vest on April 1, 2022, subject to adjustment or forfeiture, based upon the achievement by the Company of certain performance standards.
Compensation and benefits expense | $			$ 1,000,000.0	$ 1,100,000
Forfeited shares | shares			386,983
Stock Incentive Plan Twenty Twelve | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares				2,031,198	2,543,023
Shares granted, weighted average grant date fair value | $ / shares				$ 10.45	$ 13.50
Four Zero One K Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer Discretionary Contribution Amount | $	$ 1,700,000	$ 1,600,000
Supplemental Executive Retirement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trust held assets of Supplemental Executive Retirement Plan (SERP), shares | shares			2,191,915	2,046,449		2,191,915
Share-based Payment Arrangement, Tranche One | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period	1 year	1 year
Share-based Payment Arrangement, Tranche Two | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted, vesting period	5 years	5 years
New York Community Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Full-time employees, age to participate in plan | AGE			21
Description of the ESOP Plan			All full-time employees who have attained 21 years of age and have completed twelve consecutive months of credited service are eligible to participate in the ESOP, with benefits vesting on a six-year basis
Shares granted, vesting period			6 years
Allocated shares to participants in the ESOP | shares			405,167	349,356	529,531	405,167
ESOP-related compensation expense | $			$ 4,300,000	$ 4,200,000	$ 5,000,000.0
New York Community Bank | Third year of employment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested			20.00%
New York Community Bank | Each successive year after third year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested			20.00%